Summary of Significant Accounting Policies (Policies) (Fortman Insurance Agency, LLC)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In our opinion, the accompanying unaudited interim condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly our financial position, results of operations, and cash flows. The consolidated balance sheet at December 31, 2019, has been derived from audited financial statements of that date. The unaudited interim consolidated results of operations are not necessarily indicative of the results that may occur for the full fiscal year. The Company believes that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited interim condensed consolidated financial statements are read in conjunction with the audited financial statements and notes previously distributed in our audited consolidated financial statements for the year ended December 31, 2019.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Basis of Presentation and Principles of Consolidation

The Common Control Transactions on August 1, 2018 is deemed to be the start of the successor period. The financial reporting periods are as follows:

●	The consolidated successor period of the Company reflecting the Recapitalization and Common Control Transactions, from August 1, 2018 to December 31, 2018 and December 31, 2019.

●	The combined predecessor period of Family Health Advisors, Inc., Employee Benefits Solutions, Inc., and Tri Star Benefits, LLC, for the period from January 1, 2018 to July 31, 2018.

The accompanying consolidated and combined financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounting of Reliance Global Group, Inc., and its wholly owned subsidiaries. The combined financial statements include Family Health Advisors, Inc., Employee Benefits Solutions, LLC, and Tri Star Benefits, LLC. All intercompany transactions and balances have been eliminated in consolidation and combination.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the condensed consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the financial statements and accompanying notes. Management bases it estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation, including for assets acquired under capital leases, is recorded over the shorter of the estimated useful life or the lease term of the applicable assets using the straight-line method beginning on the date an asset is placed in service. The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Maintenance and repairs are charged to expense as incurred.

Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3

Property and Equipment

Property and equipment are stated at cost. Depreciation, including for assets acquired under capital leases or finance leases, are recorded over the shorter of the estimated useful life or the lease term of the applicable assets using the straight-line method beginning on the date an asset is placed in service. The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Maintenance and repairs are charged to expense as incurred.

The estimated useful life of the Companies Property and Equipment is as follows:

Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

Marketing and Advertising

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Income Taxes

Income Taxes

The Company sustained losses in the three and nine months ended September 30, 2020 and September 30, 2019 and the effective tax rate was 0.0% in all periods as a result of a change in the deferred tax valuation allowance. In the three months and nine months ended September 30, 2020, the effective rate also included disallowed expenses used to substantiate the expected forgiveness of the loan secured under the Paycheck Protection Program (the “PPP”) established under the Coronavirus Aid, Relief and Economic Security Act enacted March 27, 2020 (the “CARES Act”). Accordingly, loan proceeds used to pay for payroll and select overhead costs may substantiate the forgiveness of the PPP loan but become non-deductible expenses for tax purposes. The Company has approximately $4,652,000 and $3,405,000 of Federal Net Operating Loss Carry forwards as of September 30, 2020 and December 31, 2019, respectively. During the nine months ended September 30, 2020, the valuation allowance increased by approximately $1,100,000. The Company did not have any material uncertain tax positions. The Company’s policy is to recognize interest and penalties accrued related to unrecognized benefits as a component income tax expense (benefit). The Company did not recognize any interest or penalties, nor did it have any interest or penalties accrued as of September 30, 2020 and 2019.

Income Taxes

The Company recognizes deferred tax assets and liabilities using enacted tax rates for the effect of temporary differences between the book and tax basis of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. In evaluating its ability to recover deferred tax assets within the jurisdiction in which they arise, the Company considers all available positive and negative evidence, including the expected reversals of taxable temporary differences, projected future taxable income, taxable income available via carryback to prior years, tax planning strategies, and results of recent operations. The Company assesses the realizability of its deferred tax assets, including scheduling the reversal of its deferred tax assets and liabilities, to determine the amount of valuation allowance needed. Scheduling the reversal of deferred tax asset and liability balances requires judgment and estimation. The Company believes the deferred tax liabilities relied upon as future taxable income in its assessment will reverse in the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets that will be realized.

Fortman Insurance Agency, LLC [Member]
Basis of Presentation			Basis of Presentation The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses, during the reporting periods. Management bases it estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation of assets is recorded over the shorter of the estimated useful life or the lease term of the applicable assets using the straight-line method beginning on the date an asset is placed in service. The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Maintenance and repairs are charged to expense as incurred.

Useful Life (in years)
Land improvements	15
Vehicles	5
Office equipment, furniture, and fixtures	7

Investment			Investment The Company held purchased and held shares of a private bank which is classified as investment on the balance sheet. The shares were carried at cost and evaluated for impairment annually.
Revenue Recognition			Revenue Recognition The Company earns commission income on gross written premiums in accordance with its contracts with insurance carriers and is earned when collected.
General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

Marketing and Advertising

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred. During the years ended December 31, 2018 and 2017, the Company incurred marketing and advertising expenses of $54,188 and $70,002, respectively.

Income Taxes

Income Taxes

The Company is a limited liability corporation and has elected to be treated as a pass-through entity for federal and state income tax purposes whereby taxable income is reported by the members. Accordingly, no provision has been made for federal or state income taxes. As of December 31, 2018, the Company had no uncertain tax positions, or interest and penalties, that qualify for either recognition or disclosure in the financial statements. Generally, tax years 2015 to 2018 remain open to examination by the Internal Revenue Agency or other tax jurisdictions to which the Company is subject.